File # 1-10086
CERT NYS

13000418

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC
MAR 01 2013
Washington, DC 20549

March 1, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Vodafone Group Plc, $900,000,000 0.900% Notes due February 2016, $1,400,000,000 1.500% Notes due February 2018, $1,600,000,000 2.950% Notes due February 2023, $1,400,000,000 4.375% Notes due February 2043, $700,000,000 Floating Rate Notes due February 2016 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 19, 2013. Tentative listing date – March 5, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com